Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	$ 8,898	$ 9,930
Liabilities, beginning of period	(3,374)	(3,414)
Deferred tax liability (asset) beginning balance	5,524	6,516
Income statement	202	(1,130)
Other comprehensive income	(984)	338
Foreign exchange and other adjustments	393	(200)
Deferred tax liability (asset) ending balance	5,135	5,524
Assets, end of period	8,530	8,898
Liabilities, end of period	(3,395)	(3,374)
Deferred tax assets	7,235	6,841
Deferred tax liabilities	2,100	1,317
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	1,070	1,158
Liabilities, beginning of period	0	0
Deferred tax liability (asset) beginning balance	1,070	1,158
Income statement	11	(74)
Other comprehensive income	0	0
Foreign exchange and other adjustments	(25)	(14)
Deferred tax liability (asset) ending balance	1,056	1,070
Assets, end of period	1,056	1,070
Liabilities, end of period	0	0
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	3,864	4,544
Liabilities, beginning of period	0	0
Deferred tax liability (asset) beginning balance	3,864	4,544
Income statement	(466)	(640)
Other comprehensive income	0	0
Foreign exchange and other adjustments	74	(40)
Deferred tax liability (asset) ending balance	3,472	3,864
Assets, end of period	3,472	3,864
Liabilities, end of period	0	0
Financial assets at FVOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	616	876
Liabilities, beginning of period	0	0
Deferred tax liability (asset) beginning balance	616	876
Income statement	226	100
Other comprehensive income	(564)	(49)
Foreign exchange and other adjustments	221	(311)
Deferred tax liability (asset) ending balance	499	616
Assets, end of period	499	616
Liabilities, end of period	0	0
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	442	419
Liabilities, beginning of period	0	0
Deferred tax liability (asset) beginning balance	442	419
Income statement	10	0
Other comprehensive income	(587)	84
Foreign exchange and other adjustments	23	(61)
Deferred tax liability (asset) ending balance	(112)	442
Assets, end of period	0	442
Liabilities, end of period	(112)	0
Retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	0	0
Liabilities, beginning of period	(1,767)	(1,814)
Deferred tax liability (asset) beginning balance	(1,767)	(1,814)
Income statement	(96)	(85)
Other comprehensive income	6	114
Foreign exchange and other adjustments	(100)	18
Deferred tax liability (asset) ending balance	(1,957)	(1,767)
Assets, end of period	0	0
Liabilities, end of period	(1,957)	(1,767)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	2,906	2,933
Liabilities, beginning of period	(1,607)	(1,600)
Deferred tax liability (asset) beginning balance	1,299	1,333
Income statement	517	(431)
Other comprehensive income	161	189
Foreign exchange and other adjustments	200	208
Deferred tax liability (asset) ending balance	2,177	1,299
Assets, end of period	3,503	2,906
Liabilities, end of period	$ (1,326)	$ (1,607)